EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Components of Net Pension and Post-retirement Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019
Pension
Components of net expense:
Estimated return on plan assets	$ (110.1)	$ (112.6)
Service cost	14.7	52.4
Interest cost	80.6	85.8
Amortization of prior service cost	0.4	0.1
Amortization of net actuarial loss (gain)	0.5	(6.3)
Loss due to settlement accounting	7.4
Loss due to curtailment accounting		0.1
(Income) expense, net	(6.5)	19.5
Changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income:
Net actuarial loss (gain)	318.9	109.4
Settlement loss	(7.4)
Curtailment loss		(0.1)
Amortization of net actuarial (loss) gain	(0.5)	6.3
Prior service cost	(1.1)	3.1
Amortization of prior service cost	(0.4)	(0.1)
Total recognized in Other comprehensive (loss) income	309.5	118.6
Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income	303.0	138.1
Other Post-Retirement Benefits
Components of net expense:
Estimated return on plan assets
Service cost	0.6	1.0
Interest cost	0.7	0.5
Amortization of prior service cost	3.7	3.7
Amortization of net actuarial loss (gain)	(0.5)	(0.2)
Loss due to settlement accounting
Loss due to curtailment accounting
(Income) expense, net	4.5	5.0
Changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income:
Net actuarial loss (gain)	(2.6)	(2.4)
Settlement loss
Curtailment loss
Amortization of net actuarial (loss) gain	0.5	0.2
Prior service cost
Amortization of prior service cost	(3.7)	(3.7)
Total recognized in Other comprehensive (loss) income	(5.8)	(5.9)
Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income	$ (1.3)	$ (0.9)